Derivative and Hedging Instruments - Additional Information (Detail) - Futures - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Designated by exchange
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Collateral securities, fair value	$ 54,542	$ 49,007	$ 49,560
OTC Derivatives
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Collateral securities, fair value	$ 0	$ 1,866	$ 2,515